Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Charters-Out [Member]
Lease [Abstract]
Schedule of Property Subject to or Available for Operating Lease

The future minimum revenues, before reduction for brokerage commissions, expected to be received on noncancelable time charters and certain contracts of affreightment (“COAs”) for which minimum annual revenues can be reasonably estimated and the related revenue days (revenue days represent calendar days, less days that vessels are not available for employment due to repairs, drydock or lay-up) are as follows:

At March 31, 2016	Amount	Revenue Days
2016	$338,563	7,637
2017	236,278	4,363
2018	144,882	2,005
2019	78,068	933
2020	43,766	532
Thereafter	134,438	1,570
Net minimum lease payments	$975,995	17,040

Operating Leases of Lessee Disclosure

The future minimum revenues, before reduction for brokerage commissions, expected to be received on noncancelable time charters and certain COAs for which minimum annual revenues can be reasonably estimated and the related revenue days (revenue days represent calendar days, less days that vessels are not available for employment due to repairs, drydock or lay-up) are as follows:

At December 31, 2015	Amount	Revenue Days
2016	$429,904	9,430
2017	233,327	4,212
2018	144,882	2,005
2019	78,068	933
2020	43,766	532
Thereafter	134,438	1,570
Net minimum lease payments	$1,064,385	18,682

Property Subject to Operating Lease [Member] | Bareboat Charters-In [Member]
Lease [Abstract]
Schedule of Property Subject to or Available for Operating Lease

The future minimum commitments and related number of operating days under these operating leases are as follows:

Bareboat Charters-in:

At March 31, 2016	Amount	Operating Days
2016	$74,224	3,575
2017	98,219	4,713
2018	93,200	3,929
2019	111,819	3,470
2020	9,168	366
Thereafter	41,007	1,637
Net minimum lease payments	$427,637	17,690

Bareboat Charters-in:

At December 31, 2015	Amount	Operating Days
2016	$98,803	4,758
2017	98,219	4,713
2018	93,200	3,929
2019	111,819	3,470
2020	9,168	366
Thereafter	41,132	1,642
Net minimum lease payments	$452,341	18,878

Property Subject to Operating Lease [Member] | Time Charters-In [Member]
Lease [Abstract]
Schedule of Property Subject to or Available for Operating Lease

Time Charters-in:

At March 31, 2016	Amount	Operating Days
2016	$19,879	1,717
2017	12,819	989
Net minimum lease payments	$32,698	2,706

Time Charters-in:

At December 31, 2015	Amount	Operating Days
2016	$26,304	2,354
2017	12,819	989
Net minimum lease payments	$39,123	3,343

Property Subject to Operating Lease [Member] | Office Space [Member]
Lease [Abstract]
Schedule of Property Subject to or Available for Operating Lease

The future minimum commitments under lease obligations for office space are as follows:

At December 31,	Amount
2016	$1,201
2017	581
2018	373
2019	61
2020	15
Net minimum lease payments	$2,231